Basis of Presentation of the Consolidated Financial Statements - Sale of a Portfolio of Data Centers (Details) € in Millions		12 Months Ended
	May 08, 2019 EUR (€) data_center jurisdiction	Dec. 31, 2019 EUR (€)
Asterion Industrial Partners SGEIC | Telefonica, S.A.
Disclosure of subsidiaries [line items]
Number of data centers sold | data_center	11
Proceeds from sale of portfolio of data centers	€ 550
Number of jurisdictions in which data centers were sold | jurisdiction	7
Other Income
Disclosure of subsidiaries [line items]
Capital gain (loss)		€ 213